INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	December 31,
	2011	2010

Raw materials	$510	$699
Work in process	701	449
Finished products (*)	5,379	2,801

	$6,590	$3,949

(*)
Includes amounts of $ 4,680 and $ 2,208 for 2011 and 2010, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met and will be recognized in the future.